Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Dec. 31, 2024
Condensed Financial Information of the Parent Company [Abstract]
Schedule of Condensed Balance Sheets

Condensed balance sheets

	As of December 31, 2024	As of December 31, 2023
ASSETS
Current Assets
Cash and cash equivalents	$1,339	$83
Total current assets	1,339	83

Non-Current Assets
Investment in subsidiaries	$10,426,328	$8,963,818
Total non-current assets	10,426,328	$8,963,818
Total Assets	$10,427,667	$8,963,901

LIABILITIES
Current Liabilities
Amounts due to related parties	$161,133	$896
Total current liabilities	161,133	896

Total liabilities	$161,133	$896

EQUITY
Ordinary shares ($0.0001 par value, 500,000,000 shares authorized, 12,500,000 shares issued and outstanding as of December 31, 2024 and 2023)*	1,250	1,250
Additional paid-in capital	7,037,503	7,037,503
Statutory reserve	361,083	200,229
Retained earnings	3,201,818	1,756,183
Accumulated other comprehensive loss	(335,120)	(32,160)
Total Equity	$10,266,534	$8,963,005
Total Liabilities and Equity	$10,427,667	$8,963,901
*	The share amounts are presented on a retrospective basis.

Schedule of Condensed Statements of Operations

Condensed statements of operations

	For the Year Ended December 31
	2024	2023	2022
Operating expenses:
Other expenses	$506	$811	$—
Share of income of subsidiaries	1,605,983	1,351,700	537,555
Net income	1,606,489	1,352,511	537,555

Comprehensive income
Net income	$1,606,489	$1,352,511	$537,555
Foreign currency translation adjustments	(302,960)	(227,278)	187,942
Comprehensive income	$1,303,529	$1,125,233	$725,497

Schedule of Condensed Statements of Cash Flows

Condensed statements of cash flows

	For the Year Ended December 31
	2024	2023	2022
Cash Flows from Operating Activities:
Net income	$1,606,489	$1,352,511	$537,555
Adjustments to reconcile net income to net cash used in operating activities:
Equity in earnings of subsidiaries	(1,606,935)	(1,353,322)	(537,555)
Net Cash Used in Operating Activities	(446)	(811)	—

Cash Flows from Financing Activities:
Deferred offering costs	(158,030)	—	—
Amount financed from related parties	160,507	896	—
Amount repaid to related parties	(1,000)	—	—
Net Cash Provided by Financing Activities	1,477	896	—
Effect of exchange rate changes	255	(2)	—
Changes in Cash	1,256	83	—
Cash, Beginning of Year	83	—	—
Cash, End of Year	$1,339	$83	$—